INVENTORIES, NET	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES, NET
INVENTORIES, NET

	As of December 31,
	2019	2018

Raw materials, materials and spare parts	731,901	850,182
Goods in process	975,553	1,187,071
Finished goods	396,401	464,154
Goods in transit	116,610	243,876
Obsolescence allowance (Note 19)	(62,167)	(55,454)

Inventories, net	2,158,298	2,689,829